STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Ending balance, value at Sep. 30, 2021		$ 16	$ 24,984	$ (721)	$ 24,279
Ending balance, shares at Sep. 30, 2021		1,550,000
Ending balance, value at Dec. 31, 2021		$ 16	827,553	(144,837)	682,732
Ending balance, shares at Dec. 31, 2021		1,625,000
Ending balance, value at Jun. 30, 2021		$ 16	24,984	(397)	24,603
Ending balance, shares at Jun. 30, 2021		1,550,000
Beginning balance, value at May. 18, 2021
Beginning balance, shares at May. 18, 2021
Issuance of Common Stock to Sponsor		$ 16	24,984		25,000
Issuance of Common Stock to Sponsor, Shares		1,550,000
Net loss				(397)	(397)
Ending balance, value at Jun. 30, 2021		$ 16	24,984	(397)	24,603
Ending balance, shares at Jun. 30, 2021		1,550,000
Beginning balance, value at May. 18, 2021
Beginning balance, shares at May. 18, 2021
Net loss				(144,837)	(144,837)
Ending balance, value at Dec. 31, 2021		$ 16	827,553	(144,837)	682,732
Ending balance, shares at Dec. 31, 2021		1,625,000
Beginning balance, value at Jun. 30, 2021		$ 16	24,984	(397)	24,603
Beginning balance, shares at Jun. 30, 2021		1,550,000
Net loss				(324)	(324)
Ending balance, value at Sep. 30, 2021		$ 16	24,984	(721)	24,279
Ending balance, shares at Sep. 30, 2021		1,550,000
Beginning balance, value at Dec. 31, 2021		$ 16	827,553	(144,837)	682,732
Beginning balance, shares at Dec. 31, 2021		1,625,000
Net loss				(222,663)	(222,663)
Ending balance, value at Mar. 31, 2022		$ 16	827,553	(367,500)	460,069
Ending balance, shares at Mar. 31, 2022		1,625,000
Beginning balance, value at Dec. 31, 2021		$ 16	827,553	(144,837)	682,732
Beginning balance, shares at Dec. 31, 2021		1,625,000
Ending balance, value at Sep. 30, 2022		$ 16	394,219	(747,931)	(353,696)
Ending balance, shares at Sep. 30, 2022		1,625,000
Beginning balance, value at Mar. 31, 2022		$ 16	827,553	(367,500)	460,069
Beginning balance, shares at Mar. 31, 2022		1,625,000
Net loss				(492,651)	(492,651)
Ending balance, value at Jun. 30, 2022		$ 16	827,553	(860,151)	(32,582)
Ending balance, shares at Jun. 30, 2022		1,625,000
Extension Funds attributable to common stock subject to redemption			(433,334)		(433,334)
Subsequent measurement of common stock subject to redemption				(90,049)	(90,049)
Net loss				202,269	202,269
Ending balance, value at Sep. 30, 2022		$ 16	$ 394,219	$ (747,931)	$ (353,696)
Ending balance, shares at Sep. 30, 2022		1,625,000